Commitments and contingent obligations - Schedule of Commitment Under Operating Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Leases [Abstract]
2014	$ 6,856
2015	6,867
2016	6,885
2017	6,941
2018	6,645
Thereafter	17,408
Operating leases, future minimum payments due	$ 51,602